DEBTS PAYABLE & SENIOR SECURED NOTES - Accrued interest payable (Details) - USD ($)		12 Months Ended
	Dec. 10, 2020	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Proceeds from borrowings		$ 103,571,105
Debt repaid		5,615,225	$ 2,879,329
Total accrued interest payable related to senior secured notes as of December 31, 2020		$ 3,301,155	815,662
Senior secured notes
Disclosure of detailed information about borrowings [line items]
Terms of note	4 years
Promissory note	$ 110,000,000
Annual interest rate	12.50%
Periods for option to be paid off at face value	48 months	24 months
Debt issuance costs	$ 6,473,895	$ 6,437,895
Period to amortize issuance costs	48 months
Borrowings [abstract]
Balance at the beginning of the year		0
Proceeds from borrowings		110,000,000
Debt issuance costs	$ (6,473,895)	(6,437,895)
Debt issuance costs amortized		90,858
Balance at the end of the year		103,652,963	$ 0
Total accrued interest payable related to senior secured notes as of December 31, 2020		$ 791,096